Deposits Due to Customers	12 Months Ended
Dec. 31, 2017
Deposits from customers [Abstract]
Deposits Due To Customers

21. DEPOSITS DUE TO CUSTOMERS

Deposits sorted by interest type are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Deposits in local currency
Demand deposits	9,491,680	9,349,070
Time deposits	183,723,369	194,292,679
Mutual funds	37,128	34,055
Deposits on notes payables	943,446	1,323,679
Deposits on CMA	203,013	164,431
Certificate of deposits	3,836,430	4,436,443
Other deposits	1,360,176	1,451,841

Sub-total	199,595,242	211,052,198

Deposits in foreign currencies	21,453,096	23,682,896
Present value discount	(27,927)	(40,010)

Total	221,020,411	234,695,084